STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Other income
Net loss			$ (15,671)	$ (15,671)
HORIZON SPACE ACQUISITION II CORP
Formation and operating costs	$ 364,905	$ 253,479			$ 1,080,524	$ 201,653
Loss from operations	(364,905)	(253,479)			(1,080,524)	(201,653)
Other income
Interest and dividend income on investments held in Trust.	588,076	726,071			2,889,530	344,530
Net loss	$ (29,122)	$ 472,592			$ 1,809,006	$ 142,877
Weighted average shares outstanding of redeemable ordinary shares	1,752,170	6,900,000			6,900,000	805,479
Basic and diluted net income per share, ordinary shares	$ 0.07	$ 0.08			$ 0.32	$ 2.67
Weighted average shares outstanding of non-redeemable ordinary shares	2,180,000	2,180,000			2,180,000	1,776,618
Basic and diluted net loss per share, non-redeemable ordinary shares	$ (0.06)	$ (0.03)			$ (0.2)	$ (1.13)